Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Open Forward Foreign Currency Contract, Identifier [Axis]: Interest Rate Swaps, Maturing August 12, 2029 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 350,000
Gross Amount of Recognized Liabilities	1,963
Open Forward Foreign Currency Contract, Identifier [Axis]: Interest Rate Swaps, Maturing August 12, 2029 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	150,000
Gross Amount of Recognized Liabilities	247
Open Forward Foreign Currency Contract, Identifier [Axis]: Interest Rate Swaps, Maturing September 18, 2027 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	225,000
Gross Amount of Recognized Assets	10,520
Open Forward Foreign Currency Contract, Identifier [Axis]: Interest Rate Swaps, Maturing September 18, 2027 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	75,000
Gross Amount of Recognized Assets	$ 2,351